CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Current	$ 38,392,854	$ 33,210,979
Non-current	10,173,354	9,415,541
Total	48,566,208	42,626,520
Accrued vacation
Employee benefits
Total	17,584,587	19,536,809
Participation in profits and bonuses
Employee benefits
Total	20,896,357	13,674,170
Indemnities for years of service
Employee benefits
Total	$ 10,085,264	$ 9,415,541